                                 LOOMIS SAYLES
                           INVESTMENT GRADE BOND FUND
                                    J CLASS

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2001


               One Financial Center, Boston, Massachusetts 02111
                                800 . 633 . 3330

[LOGO OF LOOMIS SAYLES]
FUND AND MANAGEMENT REVIEW

                       LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                       KEY FUND FACTS

                       Objective | High total investment return

                       Strategy | Invests in investment grade fixed income securities, including convertibles, although up to 20% of assets may be in preferred stocks
[GRAPHIC]

DANIEL J.
   FUSS

Fund Inception Date | 12/31/96

Commencement of Operations of Class | Institutional: 1/2/97; J: 5/24/99

Expense Ratio | Institutional: 0.55%; J: 1.30%

Total Net Assets (all classes) | $60.2 Million

--------------------------------------------------------------------------------
PERFORMANCE
For the six-month period ended March 31, 2001, the Institutional Class of the Investment Grade Bond Fund returned 5.69%, compared to the 7.71% return for the Fund's benchmark, the Lehman Brothers Government/Credit Bond Index. For the same time period, the J Class of the Fund returned 5.37% (before deducting the maximum 3.50% front end sales charge) and 1.68% (after deducting the maximum 3.50% front end sales charge). The average corporate debt BBB-rated fund, as measured by Lipper Inc., posted a total return of 6.38% for the same period.

PORTFOLIO REVIEW
The dramatically slowing economy, corporate profit warnings and volatile equity markets kept corporate bond spreads fairly wide throughout the period. Performance among corporate bonds improved slightly early in 2001, after the Federal Reserve Board began easing interest rates. Shorter rates led to increased refinancing activity and caused mortgage-backed bonds to underperform as the period drew to a close.

The Fund's exposure to Canadian government and provincial bonds influenced performance throughout the period. In the first half of the period, these bonds performed well and contributed to the Fund's relative out-performance. These bonds continued to do well in the second half of the period, but the related currency exposure contributed to the Fund's underperformance. Every major currency was weaker against the U.S. dollar in the first quarter of 2001. Nevertheless, we continue to believe that the fundamentals in other countries, particularly Canada, remain strong and that the recent weakness is unjustified.

PORTFOLIO POSITIONING
We maintain our long-term investment strategy of purchasing long-maturity discounted corporate bonds for the added yield and call protection they provide. We believe that this is an excellent time to be in the corporate bond market, and we continue to look for value through fundamental bond analysis along with relative value analysis. We are mindful of short-term technical market strains, but we remain long-term in our approach.

/s/Dan Fuss
Daniel J. Fuss

                            AVERAGE ANNUAL RETURNS--PERIODS ENDED MARCH 31, 2001

------------------------------------------------------------------------------
                                                                     SINCE
                                          6 MONTHS 1 YEAR 3 YEARS INCEPTION(a)
------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE BOND FUND
 (INSTITUTIONAL)                           5.69%    7.45%  5.59%     7.92%
LOOMIS SAYLES INVESTMENT GRADE BOND FUND
 (J CLASS)(B)                              1.68%    2.96%  3.25%     5.81%
Lipper Corporate Debt Funds BBB-Rated
 Index(c)                                  6.16%    9.44%  4.71%     6.14%
Lehman Brothers Government/Credit Bond
 Index(d)                                  7.71%   12.41%  6.80%     7.45%

                                     CUMULATIVE PERFORMANCE--12/31/96 TO 3/31/01

                                    [GRAPH]

                       Lipper         Loomis        Lehman
                      Coporate        Sayles       Brothers
                     Debt Funds     Investment    Government/
                     BBB- Rated        Grade        Credit
                       Index        Bond Fund(e)  Bond Index

       12/31/96        10,000        10,000        10,000
        1/31/97        10,032         9,950        10,012
        2/28/97        10,089        10,150        10,033
        3/31/97         9,933         9,940         9,914
        4/30/97        10,080        10,133        10,059
        5/31/97        10,195        10,325        10,153
        6/30/97        10,347        10,599        10,274
        7/31/97        10,705        11,281        10,589
        8/31/97        10,563        10,972        10,470
        9/30/97        10,749        11,281        10,635
       10/31/97        10,858        11,443        10,805
       11/30/97        10,911        11,422        10,862
       12/31/97        11,029        11,451        10,976
        1/31/98        11,169        11,570        11,130
        2/28/98        11,165        11,602        11,108
        3/31/98        11,222        11,743        11,142
        4/30/98        11,270        11,785        11,198
        5/31/98        11,366        11,862        11,318
        6/30/98        11,450        11,851        11,434
        7/31/98        11,441        11,700        11,443
        8/31/98        11,358        11,199        11,666
        9/30/98        11,592        11,455        12,000
       10/31/98        11,449        11,347        11,915
       11/30/98        11,660        11,723        11,986
       12/31/98        11,689        11,829        12,016
        1/31/99        11,791        12,018        12,101
        2/28/99        11,536        11,876        11,813
        3/31/99        11,665        12,148        11,872
        4/30/99        11,748        12,433        11,901
        5/31/99        11,590        12,337        11,779
        6/30/99        11,529        12,289        11,742
        7/31/99        11,471        12,078        11,709
        8/31/99        11,428        12,036        11,700
        9/30/99        11,526        12,203        11,805
       10/31/99        11,549        12,202        11,836
       11/30/99        11,577        12,252        11,829
       12/31/99        11,558        12,293        11,757
        1/31/00        11,524        12,281        11,754
        2/29/00        11,666        12,673        11,902
        3/31/00        11,774        12,864        12,074
        4/30/00        11,631        12,522        12,015
        5/31/00        11,542        12,405        12,004
        6/30/00        11,834        12,769        12,249
        7/31/00        11,885        12,924        12,379
        8/31/00        12,102        13,170        12,553
        9/30/00        12,136        13,078        12,601
       10/31/00        12,097        12,962        12,680
       11/30/00        12,209        13,225        12,896
       12/31/00        12,465        13,662        13,151
        1/31/01        12,767        13,890        13,371
        2/28/01        12,893        14,000        13,509
        3/31/01        12,885        13,822        13,571

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Total return assumes reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a) Inception date of the Institutional Class of shares is December 31, 1996. Inception date of the J Class is May 24, 1999.
(b) Performance shown for J Class shares include the effect of the maximum 3.50% front end sales charge. Performance shown for periods prior to the inception date of the J Class (May 24, 1999) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective class of shares.
(c) The Lipper Corporate Debt Funds BBB-Rated Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the corporate debt funds BBB-rated investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends.
    Source: Lipper Inc.
(d) Lehman Brothers Government/Credit Bond Index is an unmanaged index consisting of approximately 5,300 corporate and government issues with at least $100 million outstanding for government issues and $25 million for corporates, and greater than 1 year maturity. The index returns have not been lowered for ongoing management and operating expenses applicable to mutual fund investments. It is not possible to invest directly in an index.
(e) Cumulative performance is shown for the Institutional Class of shares. Cumulative performance of the J Class of shares would, due to the higher fees paid by the J Class of shares and the sales charge of J Class, be lower. J Class of shares are not offered for sale in the United States and are not eligible for sale to U.S. investors.

[LOGO OF LOOMIS SAYLES]
LOOMIS SAYLES INVESTMENT GRADE BOND FUND-J CLASS
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                              Face
                                                            Amount    Value +

------------------------------------------------------------------------------
 BONDS AND NOTES - 94.3% OF NET ASSETS
 NON-CONVERTIBLE BONDS--86.3%
 AEROSPACE/DEFENSE--1.6%
 Raytheon Co., 6.400%, 12/15/18                     USD    700,000 $   600,005
 Raytheon Co., 7.200%, 8/15/27                             250,000     224,963
 Raytheon Co., 7.375%, 7/15/25                             145,000     130,890
                                                                   -----------
                                                                       955,858
                                                                   -----------
 AIRLINES--0.9%
 Delta Air Lines, Inc., 8.300%, 12/15/29                   650,000     564,227
                                                                   -----------
 AUTO & RELATED--6.3%
 Cummins Engine Co., Inc., 7.125%, 3/01/28                 250,000     187,299
 Delphi Automotive Systems Corp., 7.125%, 5/01/29          800,000     717,360
 Ford Motor Co., 6.375%, 2/01/29                         2,500,000   2,142,650
 TRW, Inc., 6.650%, 1/15/28                                225,000     176,182
 TRW, Inc., 7.750%, 6/01/29                                600,000     547,457
                                                                   -----------
                                                                     3,770,948
                                                                   -----------
 BANKS/SAVINGS & LOANS--0.5%
 Key Bank NA, 6.950%, 2/01/28                              100,000      93,539
 Keycorp Capital III, 7.750%, 7/15/29                      250,000     232,190
                                                                   -----------
                                                                       325,729
                                                                   -----------
 CANADIAN--11.1%
 Canadian Government, Zero Coupon Bond, 6/01/21     CAD    150,000      29,597
 Canadian Government, Zero Coupon Bond, 6/01/25          5,290,000     825,751
 New Brunswick FM Project, Zero Coupon Bond,
  11/30/27 (step to 6.470% on 5/30/03) 144A #               75,000      40,427
 Ontario Hydro, Zero Coupon Bond, 10/15/21               4,000,000     681,048
 Ontario Hydro (Certificate of Deposit), Zero
  Coupon Bond, 5/26/25                                   3,000,000     410,101
 Province of Alberta, 5.394%, 6/14/13                      223,750     140,585
 Province of Alberta, 5.930%, 9/16/16                       43,795      28,195
 Province of British Columbia, Zero Coupon Bond,
  9/05/20                                                2,250,000     403,947
 Province of British Columbia, Zero Coupon Bond,
  6/09/22                                                  250,000      40,451
 Province of British Columbia, Zero Coupon Bond,
  8/19/22                                                  605,000      96,851
 Province of British Columbia, Zero Coupon Bond,
  8/23/24                                                4,850,000     690,028
 Province of British Columbia, Zero Coupon Bond,
  11/19/27                                               3,800,000     458,525
 Province of British Columbia, Zero Coupon Bond,
  6/18/31                                                2,250,000     222,803
 Province of Manitoba, Zero Coupon Bond, 3/05/31        12,600,000   1,281,012
 Province of Manitoba, 6.500%, 9/22/17                      25,000      16,399
 Province of Manitoba, 7.750%, 12/22/25                     55,000      40,762
 Province of Nova Scotia, 6.600%, 6/01/27                  500,000     319,482
 Province of Ontario, Zero Coupon Bond, 7/13/22          2,000,000     328,020
 Province of Ontario, Zero Coupon Bond, 6/02/27          2,200,000     279,746
 Province of Saskatchewan, 5.750%, 3/05/29                 350,000     205,870

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                             Face
                                                           Amount    Value +

-----------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 CANADIAN--CONTINUED
 Province of Saskatchewan (Certificate of
  Deposit), Zero Coupon Bond, 2/04/22              CAD    650,000 $   107,608
 Province of Saskatchewan (Certificate of
  Deposit), Zero Coupon Bond, 5/30/25                     215,000      29,393
                                                                  -----------
                                                                    6,676,601
                                                                  -----------
 ENTERTAINMENT--1.3%
 Time Warner, Inc., 6.625%, 5/15/29                USD    840,000     757,705
                                                                  -----------
 FINANCIAL SERVICES--2.0%
 Community Program Loan Trust, 4.500%, 4/01/29            750,000     619,491
 Merey Sweeny LP, 8.850%, 12/18/19 144A                   100,000     107,471
 Security Capital Group, Inc., 7.700%, 6/15/28            225,000     189,088
 US West Capital Funding, Inc., 6.875%, 7/15/28           300,000     268,035
                                                                  -----------
                                                                    1,184,085
                                                                  -----------
 FOOD & BEVERAGE--0.5%
 Pepsi Bottling Group, Inc., 7.000%, 3/01/29              300,000     305,703
                                                                  -----------
 FOREIGN GOVERNMENT/AGENCY--3.3%
 Republic of Brazil, 10.125%, 5/15/27                      10,000       7,600
 Republic of Brazil, 11.000%, 8/17/40                     250,000     194,500
 Republic of Brazil C Bond, 8.000%, 4/15/14 PIK           800,414     613,358
 Republic of Philippines, 9.875%, 1/15/19                 250,000     208,750
 Republic of South Africa, 8.500%, 6/23/17                200,000     191,000
 Republic of South Africa, 12.500%, 12/21/06       ZAR    400,000      51,059
 Republic of South Africa, 13.000%, 8/31/10             2,625,000     341,189
 Republic of South Africa, 13.500%, 9/15/15               150,000      20,221
 Republic of Venezuela, 9.250%, 9/15/27            USD    200,000     137,500
 South Australia Government Finance Authority,
  Zero Coupon Bond, 12/21/15                       AUD  1,000,000     203,218
                                                                  -----------
                                                                    1,968,395
                                                                  -----------
 FOREIGN ISSUER--10.2%
 Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29
  144A                                             USD     50,000      38,750
 Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A           50,000      40,922
 Embotelladora Andina SA, 7.625%, 10/01/27                125,000     106,983
 Empresa Nacional de Electricidad SA (Endesa),
  7.875%, 2/01/27                                       1,050,000   1,003,968
 Enersis SA, 7.400%, 12/01/16                             500,000     453,624
 Espirito Santo Centrais Eletricas SA, 10.000%,
  7/15/07                                                 150,000     126,750
 Korea Electric Power Corp., 7.750%, 4/01/13              150,000     152,026
 PDVSA Finance Ltd., 7.400%, 8/15/16                      100,000      80,250
 PDVSA Finance Ltd., 7.500%, 11/15/28                     200,000     153,000
 Perez Companc SA, 8.125%, 7/15/07 144A                   700,000     577,500
 Petroleos Mexicanos, 8.625%, 12/01/23 144A               815,000     753,875
 Petrozuata Finance, Inc., 8.220%, 4/01/17 144A           200,000     164,000
 Pindo Deli Finance Mauritius Ltd., 10.750%,
  10/01/07 /\                                             100,000      14,000
 Pindo Deli Finance Mauritius Ltd., 10.875%,
  10/01/27 /\                                             100,000      13,000
 Quezon Power Philippines Co., 8.860%, 6/15/17             50,000      37,500

[LOGO OF LOOMIS SAYLES]
LOOMIS SAYLES INVESTMENT GRADE BOND FUND-J CLASS (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 FOREIGN ISSUER--CONTINUED
 Samsung Electronics Co. Ltd., 7.700%, 10/01/27
  144A                                               USD    100,000 $    79,125
 Telekom Malaysia Berhad, 7.875%, 8/01/25 144A            1,250,000   1,120,844
 Tenaga Nasional Berhad, 7.500%, 11/01/25 144A            1,400,000   1,184,910
 Transgas De Occidente SA, 9.790%, 11/01/10 144A             96,673      72,505
                                                                    -----------
                                                                      6,173,532
                                                                    -----------
 FOREST & PAPER PRODUCTS--2.0%
 Fort James Corp., 4.750%, 6/29/04                          250,000     200,427
 Georgia-Pacific Group, 7.750%, 11/15/29                    600,000     499,662
 International Paper Co., 6.875%, 4/15/29                   375,000     333,330
 Westvaco Corp., 7.000%, 8/15/23                            200,000     170,832
                                                                    -----------
                                                                      1,204,251
                                                                    -----------
 GOVERNMENT AGENCIES--23.3%
 Federal Home Loan Mortgage Corp., 6.750%, 9/15/29        5,000,000   5,292,950
 Federal National Mortgage Association, Zero
  Coupon Bond, 10/29/07                              NZD    700,000     180,293
 Federal National Mortgage Association, 6.000%,
  7/01/29                                            USD    451,197     440,765
 Federal National Mortgage Association, 6.250%,
  5/15/29                                                 7,375,000   7,335,839
 Federal National Mortgage Association, 6.375%,
  8/15/07                                            AUD  1,500,000     760,060
                                                                    -----------
                                                                     14,009,907
                                                                    -----------
 HEALTHCARE--PRODUCTS--0.2%
 Bausch & Lomb, Inc., 7.125%, 8/01/28                USD    150,000     112,923
                                                                    -----------
 HOME BUILDERS--0.4%
 Lennar Corp., 7.625%, 3/01/09                              250,000     241,410
 Pulte Corp., 7.625%, 10/15/17                               25,000      21,570
                                                                    -----------
                                                                        262,980
                                                                    -----------
 INSURANCE--0.7%
 UnumProvident Corp., 6.750%, 12/15/28                      500,000     415,805
                                                                    -----------
 OIL & GAS--3.1%
 Anadarko Petroleum Corp., 6.625%, 1/15/28                  250,000     231,865
 Ensco International, Inc., 7.200%, 11/15/27                250,000     244,417
 Global Marine, Inc., 7.000%, 6/01/28                       250,000     234,678
 Kerr-McGee Corp., 7.125%, 10/15/27                         200,000     194,500
 Pennzoil-Quaker State Co., 7.375%, 4/01/29                 500,000     347,790
 Pioneer Natural Resources Co., 7.200%, 1/15/28              40,000      32,800
 Union Pacific Resources Group, Inc., 7.150%,
  5/15/28                                                   600,000     595,974
                                                                    -----------
                                                                      1,882,024
                                                                    -----------
 OIL & GAS DRILLING EQUIPMENT--0.6%
 Ensco International, Inc., 6.750%, 11/15/07                250,000     249,805
 R & B Falcon Corp., Series B, 7.375%, 4/15/18              100,000      97,660
                                                                    -----------
                                                                        347,465
                                                                    -----------
 RAIL--TRANSPORT--0.3%
 Louisville & Nashville Railroad Co., 2.875%,
  4/01/03                                                     4,000       3,816
 Louisville & Nashville Railroad Co., 3.375%,
  4/01/03                                                    12,000      11,542

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                              Face
                                                            Amount    Value +

------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 RAIL--TRANSPORT--CONTINUED
 Missouri Pacific Railroad Co., 4.250%, 1/01/05     USD     39,000 $    36,754
 Missouri Pacific Railroad Co., 4.750%, 1/01/20             46,000      29,498
 Missouri Pacific Railroad Co., 4.750%, 1/01/30             86,000      52,997
 Missouri Pacific Railroad Co., 5.000%, 1/01/45             50,000      28,500
                                                                   -----------
                                                                       163,107
                                                                   -----------
 REAL ESTATE INVESTMENT TRUSTS--1.1%
 First Industrial, 7.500%, 12/01/17                        100,000      89,432
 First Industrial, 7.600%, 7/15/28                         150,000     131,994
 Highwoods Realty LP, 7.500%, 4/15/18                      150,000     131,020
 Security Capital Industrial Trust, 7.625%,
  7/01/17                                                   75,000      68,894
 Susa Partnership LP, 7.500%, 12/01/27                     125,000      95,491
 TriNet Corporate Realty Trust, Inc., 7.700%,
  7/15/17                                                  200,000     131,882
                                                                   -----------
                                                                       648,713
                                                                   -----------
 RETAIL--GENERAL--2.6%
 J.C. Penney Co., Inc., 7.650%, 8/15/16                    150,000      99,395
 K Mart Corp., 7.950%, 2/01/23                             200,000     149,054
 Lowe's Cos., Inc., 6.500%, 3/15/29                        500,000     438,575
 Sears Roebuck Acceptance Corp., 6.500%, 12/01/28        1,000,000     852,090
                                                                   -----------
                                                                     1,539,114
                                                                   -----------
 SECURITIES--0.4%
 Lehman Brothers Inc., 6.500%, 4/15/08                     250,000     246,335
                                                                   -----------
 SUPRANATIONAL--3.0%
 European Bank for Reconstruction & Development,
  Zero Coupon Bond, 2/10/28                         AUD  7,280,000     726,426
 International Bank for Reconstruction &
  Development, Zero Coupon Bond, 8/20/07            NZD  2,585,000     695,363
 International Bank for Reconstruction &
  Development, 5.500%, 11/03/08                          1,000,000     379,989
 International Bank for Reconstruction &
  Development, 8.000%, 5/23/07                              45,000      19,443
                                                                   -----------
                                                                     1,821,221
                                                                   -----------
 TELECOMMUNICATIONS--0.9%
 Sprint Capital Corp., 6.875%, 11/15/28             USD    150,000     127,492
 WorldCom, Inc., 6.950%, 8/15/28                           500,000     425,410
                                                                   -----------
                                                                       552,902
                                                                   -----------
 TEXTILE & APPAREL--0.0%
 Kellwood Co., 7.625%, 10/15/17                             25,000      16,507
                                                                   -----------
 TOBACCO--1.2%
 Philip Morris Cos., Inc., 7.750%, 1/15/27                 750,000     752,032
                                                                   -----------
 U.S. GOVERNMENT--7.9%
 U.S. Treasury Bonds, 5.250%, 11/15/28                   5,000,000   4,739,050
                                                                   -----------

[LOOMIS SAYLES]
LOOMIS SAYLES INVESTMENT GRADE BOND FUND-J CLASS (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                               Face
                                                             Amount    Value +

-------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 UTILITIES--0.9%
 KN Capital Trust, 7.630%, 4/15/28                   USD    250,000 $   229,204
 Pacific Gas & Electric Corp., 6.750%, 10/01/23 /\          350,000     290,500
                                                                    -----------
                                                                        519,704
                                                                    -----------
 TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $51,518,573)                                      51,916,823
                                                                    -----------
 CONVERTIBLE BONDS--8.0%
 AUTO & RELATED--0.2%
 Magna International, Inc. Class A, 4.875%,
  2/15/05                                                   150,000     141,937
                                                                    -----------
 COMPUTERS--0.0%
 Maxtor Corp., 5.750%, 3/01/12                               10,000       7,000
                                                                    -----------
 DIVERSIFIED OPERATIONS--0.9%
 Thermo Electron Corp., 4.250%, 1/01/03 144A                550,000     529,485
                                                                    -----------
 ELECTRONIC COMPONENTS--0.1%
 Kent Electronics Corp., 4.500%, 9/01/04                     50,000      48,250
                                                                    -----------
 ELECTRONIC COMPONENTS--SEMICONDUCTORS--1.1%
 Analog Devices, Inc., 4.750%, 10/01/05                     750,000     661,875
                                                                    -----------
 ELECTRONIC MEASURING INSTRUMENTS--0.1%
 Thermedics, Inc., Zero Coupon Bond, 6/01/03                100,000      88,500
                                                                    -----------
 ENVIRONMENTAL SERVICES--0.2%
 Thermo TerraTech, Inc., 4.625%, 5/01/03 144A               110,000     105,050
                                                                    -----------
 FINANCIAL SERVICES--0.2%
 Bell Atlantic Financial Services, 5.750%, 4/01/03          100,000      99,815
                                                                    -----------
 FOREIGN ISSUER--0.0%
 Burns, Philp, 5.500%, 4/30/04                               20,000      13,200
 Ssangyong Oil Refining Co., Inc., 3.000%,
  12/31/04                                                   30,000      22,800
                                                                    -----------
                                                                         36,000
                                                                    -----------
 HEALTHCARE--SERVICES--0.2%
 Healthsouth Corp., 3.250%, 4/01/03                         150,000     136,065
                                                                    -----------
 INDUSTRIAL EQUIPMENT--0.1%
 MascoTech, Inc., 4.500%, 12/15/03                           75,000      56,719
                                                                    -----------
 INSURANCE--3.1%
 Loews Corp., 3.125%, 9/15/07                             2,045,000   1,842,545
                                                                    -----------
 MULTI-INDUSTRY--0.4%
 Thermo Instrument Systems, Inc., 4.500%, 10/15/03
  144A                                                      250,000     238,750
                                                                    -----------
 OFFICE EQUIPMENT--0.7%
 Xerox Corp., 0.570%, 4/21/18                             1,200,000     414,000
                                                                    -----------

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                              Face
                                                            Amount    Value +

------------------------------------------------------------------------------
 BONDS AND NOTES - CONTINUED
 OIL & GAS--0.7%
 Baker Hughes, Inc., Zero Coupon Bond, 5/05/08      USD    400,000 $   321,200
 Diamond Offshore Drilling, Inc., 3.750%, 2/15/07           50,000      51,040
 Noram Energy Corp., 6.000%, 3/15/12                        60,000      57,600
                                                                   -----------
                                                                       429,840
                                                                   -----------
 TOTAL CONVERTIBLE BONDS
  (Identified Cost $4,903,926)                                       4,835,831
                                                                   -----------
 TOTAL BONDS AND NOTES
  (Identified Cost $56,422,499)                                     56,752,654
                                                                   -----------
                                                            Shares

------------------------------------------------------------------------------
 PREFERRED STOCKS - 2.3% OF NET ASSETS
 NON-CONVERTIBLE PREFERRED STOCKS--1.1%
 REAL ESTATE INVESTMENT TRUSTS--1.0%
 CarrAmerica Realty Corp., Series C, 8.550%                  3,000      70,200
 CarrAmerica Realty Corp., Series D, 8.450%                  4,300     104,275
 Equity Residential Properties Trust, Series L,
  7.625%                                                     1,200      29,280
 First Industrial Realty Trust, Inc., Series D,
  7.950%                                                     6,500     147,550
 First Industrial Realty Trust, Inc., Series E,
  7.900%                                                     3,100      69,750
 New Plan Excel Realty Trust, Inc., Series B,
  8.625%                                                     6,500     150,800
 ProLogis Trust, Series D, 7.920%                              900      21,060
                                                                   -----------
                                                                       592,915
                                                                   -----------
 UTILITIES--0.1%
 Duquesne Light Co., 4.000%                                  1,110      31,080
 Illinois Power Co., 4.080%                                    200       5,800
 New York State Electric & Gas Corp., 3.750%                   100       4,500
 Pacific Gas & Electric Co., Series H, 4.500% /\               100         820
 Pacific Gas & Electric Corp., Series C, 5.000% /\             100       1,020
 Southern California Edison Co., 4.240%                        500       4,450
 Southern California Edison Co., 4.320%                        200       1,760
 Wisconsin Power & Light Co., 4.500%                           110       7,096
 Xcel Energy, Inc., $3.60                                      300      15,150
                                                                   -----------
                                                                        71,676
                                                                   -----------
 TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $604,688)                                           664,591
                                                                   -----------
 CONVERTIBLE PREFERRED STOCKS--1.2%
 FINANCIAL SERVICES--0.6%
 Newell Financial Trust I, 5.250%                           10,000     392,500
                                                                   -----------
 OIL & GAS--0.3%
 EVI, Inc., 5.000%                                           3,000     152,625
                                                                   -----------

[LOGO OF LOOMIS SAYLES]
LOOMIS SAYLES INVESTMENT GRADE BOND FUND-J CLASS (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2001 (UNAUDITED)

                                                         Shares    Value +

---------------------------------------------------------------------------
 PREFERRED STOCKS - CONTINUED
 REAL ESTATE INVESTMENT TRUSTS--0.3%
 Camden Property Trust, $2.25                               250 $     6,475
 Equity Residential Properties Trust, 7.250%              6,050     145,987
                                                                -----------
                                                                    152,462
                                                                -----------
 TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $604,997)                                        697,587
                                                                -----------
 TOTAL PREFERRED STOCKS
  (Identified Cost $1,209,685)                                    1,362,178
                                                                -----------
 TOTAL INVESTMENTS--96.6%
 (IDENTIFIED COST $57,632,184) @                                 58,114,832
 Cash and Other Assets, Less Liabilities--3.4%                    2,076,196
                                                                -----------
 NET ASSETS--100%                                               $60,191,028
                                                                ===========

+  See Note 1.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
PIK   All or a portion of income may be received as additional securities.
/\    Security in default.
@ At March 31, 2001, the net unrealized appreciation on investments based on cost of $57,632,184 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,125,925 and $1,643,277, respectively, resulting in net unrealized appreciation of $482,648.

Key to Abbreviations:
AUD: Australian Dollar
CAD: Canadian Dollar
NZD: New Zealand Dollar
USD: United States Dollar
ZAR: South African Rand

                See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
INVESTMENT GRADE BOND FUND
MARCH 31, 2001 (UNAUDITED)


--------------------------------------------------------------------------
Assets
 Investments at value                                         $58,114,832
 Foreign currency at value                                          3,158
 Receivable for:
 Fund shares sold                                               1,672,738
 Dividends and interest                                           964,545
 Due from the adviser (Note 3)                                     66,062
 Other assets (Note 1I)                                                 0
                                                              -----------
                                                               60,821,335
                                                              -----------
Liabilities
 Payable for:
 Fund shares redeemed                                             246,526
 Due to Custodian                                                 268,780
 Accrued expenses:
 Management fees (Note 3)                                          21,338
 Trustees' fees (Note 3A)                                           1,882
 Administrative fees (Note 3)                                       6,870
 12b-1 fees                                                        35,951
 Other (Note 3)                                                    48,960
                                                              -----------
                                                                  630,307
                                                              -----------
NET ASSETS                                                    $60,191,028
                                                              ===========
 Net Assets consist of:
 Capital paid in                                              $59,330,897
 Undistributed (or Distribution in excess of) net investment
  income                                                          328,674
 Accumulated net realized gain (loss)                              50,652
 Unrealized appreciation (depreciation) on:
  Investments                                                     482,648
  Foreign currency translations                                    (1,843)
                                                              -----------
NET ASSETS                                                    $60,191,028
                                                              ===========
Institutional Class
 Net assets                                                   $ 6,276,681
 Shares of beneficial interest outstanding, no par value          616,562
 Net asset value and redemption price                         $     10.18
Retail Class*
 Net assets                                                            --
 Shares of beneficial interest outstanding, no par value               --
 Net asset value and redemption price                                  --
J Class
 Net assets                                                   $53,914,347
 Shares of beneficial interest outstanding, no par value        5,302,400
 Net asset value and redemption price                         $     10.17
 Maximum offering price per share (net asset value/96.50%)    $     10.54
Identified cost of investments                                $57,632,184
                                                              ===========

* The Investment Grade Bond Fund Retail Class liquidated on December 18, 2000.

                See accompanying notes to financial statements.

[LOGO OF LOOMIS SAYLES]
STATEMENTS OF OPERATIONS
INVESTMENT GRADE BOND FUND
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)


---------------------------------------------------------------------------
Investment Income
 Dividends                                                      $   39,903
 Interest                                                        1,821,264
                                                                ----------
                                                                 1,861,167
                                                                ----------
 Expenses
 Management fees (Note 3)                                          104,886
 12b-1 fees (Retail Class)                                           1,250
 12b-1 fees (J Class)                                              116,607
 Shareholder service fees (J Class)                                 58,303
 Trustees' fees and expenses (Note 3A)                               4,407
 Administrative fees (Note 3)                                       25,700
 Custodian and accounting fees                                      39,530
 Transfer Agent fees (Institutional Class) (Note 3)                 10,645
 Transfer Agent fees (Retail Class) (Note 3)                         5,042
 Transfer Agent fees (J Class) (Note 3)                              4,126
 Audit and tax services fees                                        20,604
 Registration fees                                                  14,698
 Printing fees                                                      38,862
 Legal fees                                                         40,013
 Other expenses                                                      4,777
                                                                ----------
 Total expenses                                                    489,450
 Less expenses waived and reimbursed by the investment adviser
  (Note 3)                                                        (169,109)
                                                                ----------
 Net expenses                                                      320,341
                                                                ----------
 Net investment income                                           1,540,826
                                                                ----------
Net Realized Gain (Loss) on:
 Investments                                                       283,831
 Foreign currency transactions                                      (2,935)
                                                                ----------
 Total net realized gain (loss)                                    280,896
                                                                ----------
Change in Unrealized Appreciation (Depreciation) on:
 Investments                                                     1,113,131
 Foreign currency translations                                      (1,516)
                                                                ----------
 Total net change in unrealized appreciation (depreciation)      1,111,615
                                                                ----------
 Total net realized gain (loss) and change in unrealized
  appreciation (depreciation)                                    1,392,511
                                                                ----------
Net Increase (Decrease) in Net Assets from Operations           $2,933,337
                                                                ==========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
INVESTMENT GRADE BOND FUND

                                                     SIX MONTHS
                                                          ENDED         YEAR
                                                      MARCH 31,        ENDED
                                                           2001    SEPTEMBER
                                                    (UNAUDITED)     30, 2000
-----------------------------------------------------------------------------
From Operations
 Net investment income                              $ 1,540,826  $ 1,539,410
 Net realized gain (loss)                               280,896     (137,068)
 Change in unrealized appreciation (depreciation)     1,111,615      (30,529)
                                                    -----------  -----------
 Increase (decrease) in net assets from operations    2,933,337    1,371,813
                                                    -----------  -----------
From Distributions to Shareholders
 Institutional Class
 Net investment income                                 (135,451)    (182,374)
 Retail Class
 Net investment income                                  (32,241)    (177,798)
 J Class
 Net investment income                               (1,210,631)  (1,124,657)
                                                    -----------  -----------
                                                     (1,378,323)  (1,484,829)
                                                    -----------  -----------
From Capital Share Transactions (Note 6)
 Increase (decrease) in net assets derived from
  capital share transactions                         23,217,747   14,236,222
                                                    -----------  -----------
 Total increase (decrease) in net assets             24,772,761   14,123,206
Net Assets
 Beginning of the period                             35,418,267   21,295,061
                                                    -----------  -----------
 End of the period                                  $60,191,028  $35,418,267
                                                    ===========  ===========
Undistributed Net Investment Income
 End of the period                                  $   328,674  $   166,171
                                                    ===========  ===========

                See accompanying notes to financial statements.

[LOGO LOOMIS SAYLES]
FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND


                                                    J Class
                                   --------------------------------------------
                                     SIX MONTHS                      PERIOD
                                       ENDED        YEAR ENDED        ENDED
                                   MARCH 31, 2001  SEPTEMBER 30,  SEPTEMBER 30,
                                   --------------  -------------  -------------
                                    (UNAUDITED)        2000           1999*
---------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $  9.91         $  9.95        $ 10.29
                                      -------         -------        -------
INCOME FROM INVESTMENT
 OPERATIONS--
 Net investment income (loss)            0.28            0.65 (d)       0.21
 Net realized and unrealized gain
  (loss) on investments                  0.25           (0.04)         (0.36)
                                      -------         -------        -------
 Total from investment operations        0.53            0.61          (0.15)
                                      -------         -------        -------
LESS DISTRIBUTIONS--
 Dividends from net investment
  income                                (0.27)          (0.65)         (0.19)
 Distributions in excess of net
  investment income                      0.00            0.00           0.00
 Distributions from net realized
  capital gains                          0.00            0.00           0.00
                                      -------         -------        -------
 Total distributions                    (0.27)          (0.65)         (0.19)
                                      -------         -------        -------
Net asset value, end of period        $ 10.17         $  9.91        $  9.95
                                      =======         =======        =======
Total return (%)(a)                       5.4 (e)         6.4 (e)       (1.5) (e)
Net assets, end of period (000)       $53,914         $30,264        $16,307
Ratios to average net assets:
 Net expenses (%)(b)(c)                  1.30            1.30           1.30
 Gross expenses (%)(c)                   1.89            2.97           2.16
 Net investment income (loss)
  (%)(c)                                 5.80            6.59           6.11
Portfolio turnover rate (%)                12              23             42

*  Commencement of class operations on May 24, 1999 through September 30, 1999.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) Total return does not include the effect of any front end sales charges for the J Class.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED)

1. The Loomis Sayles Investment Grade Bond Fund (the "Fund") is a series of Loomis Sayles Funds (the "Trust"), a diversified, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"), and organized as a Massachusetts business trust on February 20, 1991. At March 31, 2001, the Trust was composed of eighteen funds. The financial statements of the other Loomis Sayles Investment Grade Bond Fund Class and the seventeen remaining funds are presented separately. The Fund commenced operations on January 2, 1997, and is authorized to offer Institutional and J Class shares. Certain detailed financial information for Institutional Class shares is provided separately and is available upon request. The Fund began offering J Class shares on May 24, 1999. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of the Fund. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

Each class of shares has an equal pro rata interest in the assets of the Fund and general voting privileges. Institutional and J Classes differ with respect to distribution and certain other class-specific expenses and expense reductions.

The Retail Class shares of the Fund was liquidated on December 18, 2000.

Purchases of the Fund's J Class shares are subject to a maximum sales charge of 3.50%.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

A. SECURITY VALUATION| Long-term debt securities for which quotations are readily available are valued by a pricing service, as approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Equity securities for which quotations are readily available are valued at their last sale price on the exchange or markets where primarily traded or, if there is no reported sale during the day, at the closing bid price. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

[LOGO OF LOOMIS SAYLES]
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

B. REPURCHASE AGREEMENTS| The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Fund may be delayed or limited.

C. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS| The books and records of the Fund are maintained in U.S. dollars. The value of investments, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of each day. Purchases and sales of investments, income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year-end resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency exchange contracts is determined using contractual currency exchange rates established at the time of each trade.

The Fund may purchase investments of foreign issuers. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and

MARCH 31, 2001 (UNAUDITED)

securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments and their markets may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

D. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES|
Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net realized gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Investment income, realized and unrealized gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are apportioned to all funds within the Trust on the basis of relative net assets.

E. FEDERAL INCOME TAXES| The Fund is a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.

At March 31, 2001, the Fund had available a capital loss carryforward of $118,090, which will expire on September 30, 2008. The capital losses are intended to be used to offset future capital gains.

The Fund elected to defer post October losses of $112,154.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS| The Fund declares and pays its net investment income to shareholders monthly. Distributions from net realized capital gains are declared and paid on an annual basis by the Fund. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications to the Fund's capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for litigation proceeds, foreign currency transactions, capital loss carryforwards, deferred losses due to wash sales, excise tax regulations, and net operation losses. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a Fund level.

[LOGO OF LOOMIS SAYLES]
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001 (UNAUDITED)


2. PURCHASES AND SALES OF INVESTMENTS| For the six-months ended March 31, 2001, purchases and proceeds from sales and maturities of investments, excluding short-term securities and U.S. Government securities, were $15,668,735 and 1,179,040 respectively. Purchases and proceeds from sales and maturities of U.S. Government securities, excluding short-term securities, were $15,899,040 and $4,511,473 respectively.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES| For the six- months ended March 31, 2001, the Fund incurred management fees payable to Loomis Sayles. Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P. (formerly, Nvest Companies, L.P.) whose general partner is indirectly owned by CDC IXIS Asset Management SA ("CDC IXIS") (formerly CDC Asset Management). CDC IXIS is part of the Caisse des Depots Consignations. The Fund's management agreement in effect during the six months ended March 31, 2001 provided for fees at the annual percentage rate of 0.40% of the Fund's average daily net assets. Loomis Sayles has contractually agreed, until February 1, 2002, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of the Institutional Class and J Class to 0.55% and 1.30%, respectively, of each class' average daily net assets.

The Fund has adopted a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, with respect to J Class shares. The Fund pays Loomis Sayles Distributors, L.P. (the "Distributor"), a subsidiary of Loomis Sayles, a monthly shareholder service fee of 0.50% of the Fund's average daily net assets attributable to J Class shares. The J Class shares are subject to shareholder service and account maintenance fees at an annual rate of 0.25% of the Class' average net assets. J Class shares have exclusive voting rights with respect to their distribution plans.

The Fund may pay the Distributor sub-accounting and/or servicing fees with respect to omnibus Fund shareholder accounts in amounts that will not cause the Fund's respective classes to exceed their voluntary expense limitations and that do not exceed the amounts that the Fund's transfer agent would charge if the beneficial owners of the omnibus accounts held Fund shares directly. As of March 31, 2001, the Loomis Sayles Investment Grade Bond Fund had no sub-accounting and/or servicing fees under this agreement.

Loomis Sayles charges the Fund an administrative fee related to Loomis Sayles' performance of certain administrative services. As of March 31, 2001, the Fund incurred $8,532.

A. TRUSTEES FEES AND EXPENSES| The Trust does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Asset Management North America, L.P. or their

MARCH 31, 2001 (UNAUDITED)

affiliates. Each independent trustee is compensated by the Trust on behalf of each Fund at the rate of $1,250 per Fund per year, plus travel expenses for each meeting attended.

B. SHAREHOLDERS| At March 31, 2001, the Loomis, Sayles & Company, L.P. Employees' Defined Contribution Retirement Plans held 242,971 shares of beneficial interest in the Institutional Class of Shares of the Fund.

4. CREDIT RISK| The Fund may invest up to 10% of its assets in investments offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These investments are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than investments in the higher rating categories. In addition, the trading market for high yield investments may be relatively less liquid than the market for higher-rated investments.

5. LINE OF CREDIT| The Trust has entered into an agreement which enables each Fund of the Trust to borrow under a $25 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.450%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by the Trust and apportioned among the Funds of the Trust based on each Fund's average daily unused portion of the line of credit. During the six-months ended March 31, 2001, the Fund had no borrowing under the agreement.

6. CAPITAL SHARE TRANSACTIONS| The tables below summarize the transactions in Fund shares for the periods indicated:

                                     LOOMIS SAYLES INVESTMENT GRADE BOND
                                                    FUND
                                   ------------------------------------------
                                    SIX MONTHS ENDED         YEAR ENDED
                                     MARCH 31, 2001      SEPTEMBER 30, 2000
                                   -------------------  ---------------------
                                   SHARES     AMOUNT     SHARES     AMOUNT
INSTITUTIONAL CLASS SHARES         ------     ------     ------     ------
Issued from the sale of shares.... 390,926  $4,070,044   197,500  $ 1,925,607
Issued in connection with the
 reinvestment of distributions....  12,448     126,057    14,821      145,869
Redeemed.......................... (79,772)   (811,547) (163,038)  (1,620,957)
                                   -------  ----------  --------  -----------
Net change........................ 323,602  $3,384,554    49,283  $   450,519
                                   =======  ==========  ========  ===========

[LOGO OF LOOMIS SAYLES]
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

                               LOOMIS SAYLES INVESTMENT GRADE BOND FUND
                             ------------------------------------------------
                                SIX MONTHS ENDED            YEAR ENDED
                                 MARCH 31, 2001         SEPTEMBER 30, 2000
                             ------------------------  ----------------------
                              SHARES*      AMOUNT*      SHARES      AMOUNT
RETAIL CLASS SHARES           -------      -------      ------      ------
Issued from the sale of
 shares.....................     14,085  $    138,096     88,906  $   878,137
Issued in connection with
 the reinvestment of
 distributions..............      3,277        32,113     11,935      117,464
Redeemed....................   (244,297)   (2,582,309)  (131,416)  (1,266,523)
                             ----------  ------------  ---------  -----------
Net change..................   (226,935)   (2,412,100)   (30,575) $  (270,922)
                             ==========  ============  =========  ===========
                               SHARES       AMOUNT      SHARES      AMOUNT
J CLASS SHARES                 ------       ------      ------      ------
Issued from the sale of
 shares.....................  4,514,300  $ 45,431,715  1,982,500  $19,649,401
Issued in connection with
 the reinvestment of
 distributions..............          0             0          0            0
Redeemed.................... (2,266,000)  (23,186,422)  (567,740)  (5,592,776)
                             ----------  ------------  ---------  -----------
Net change..................  2,248,300  $ 22,245,293  1,414,760  $14,056,625
                             ==========  ============  =========  ===========

*  The Investment Grade Bond Fund Retail Class liquidated on December 18, 2000.

7. CHANGE IN ACCOUNTING PRINCIPLE| Effective October 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The adoption of this accounting principal will have no impact on the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations.

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